Provision for Income Taxes: Schedule Of Componenents Of Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule Of Componenents Of Income Tax Expense

Components of Income Tax Expense	March 31, 2013	March 31, 2012
Federal U.S. Income Taxes
-Current	$30,874	$-
-Deferred	72,857	17,791
Foreign (Canadian and Provincial) Income Taxes	623,438	1,176,020
State Income Taxes
-Current	3,736	-
-Deferred	-	(30,360)

Total Income Tax Expense	$730,905	$1,163,451